Finance Lease Liabilities (Details) - Schedule of Minimum Lease Payments Under Finance Lease Agreements - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Less: Finance charges	$ (23,396)	$ (34,742)
Present value of finance lease liabilities, net	256,182	327,593
Within 1 year [Member]
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Finance lease payments	60,407	126,042
After 1 year but within 5 years [Member]
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Finance lease payments	$ 219,171	$ 236,293